OTHER LONG TERM ASSETS (Tables)	6 Months Ended
Jun. 30, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Long-Term Assets	Other long term assets comprise of the following items:

(in thousands of $)	June 30, 2021	December 31, 2020
Capital improvements in progress	1,595	10,099
Collateral deposits on swap agreements	9,697	398
Value of acquired charter-out contracts, net	9,067	10,503
Long term receivables	—	—
Other	960	961
Total Other Long Term Assets	21,319	21,961